SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2022 CNY (¥)	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018
Short-term investments	$ 915,616	$ 2,560,760
Cash deposit		12,472,847			¥ 74,317,541
Number of proposed acquisitions that were terminated | item	2
Long-term prepayment	$ 10,447,395
Appraised value of acquired patent | ¥					¥ 4,990,000
Allowance for doubtful accounts	255,322	2,221,870	$ 2,020,373
Provision for inventory recognized	102,365	113,011
Impairment on intangible assets	2,771,019
Impairment of long-lived assets		0	0
Value-added taxes, rate						13.00%	16.00%	17.00%
Expected dividend yield	$ 0
Holding percentage of SIG token issued and outstanding	30.00%				30.00%
Revenue	$ 496,740	446,480		$ 327,651
Deferred tax benefits	0	406,064	$ (406,637)
Advertising costs	$ 77,781	104,661		$ 82,884
Target Company A
Cash deposit		11,533,902
Target Company B
Cash deposit		$ 938,945
Settlement amount of outstanding long-term deposit | ¥					¥ 4,910,000
Remaining settlement amount | ¥					1,140,000
Cash
Cash deposit | ¥					¥ 80,367,541